UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21506

Name of Fund:  Capital and Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Capital and Income Strategies Fund, Inc.,
     800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments


Capital and Income Strategies Fund, Inc.

Schedule of Investments as of March 31, 2005

Preferred Securities

Industry+                       Face Amount   Capital Trusts                                                       Value
Commercial Banks - 2.1%        $  1,000,000   Dresdner Funding Trust I, 8.151% due 6/30/2031 (a)            $     1,226,071
                                  2,000,000   Lloyds TSB Bank Plc, 6.90% (d)                                      2,051,054
                                  2,000,000   Westpac Capital Trust III, 5.819% (a)(c)(d)                         2,061,920
                                                                                                            ---------------
                                                                                                                  5,339,045

Diversified Financial             3,000,000   Mizuho JGB Investment LLC, 9.87% (a)(c)(d)                          3,418,524
Services - 3.2%                   3,000,000   SB Treasury Co. LLC, 9.40% (a)(c)(d)                                3,377,001
                                  1,500,000   Svensk Exportkredit AB, 6.375% (a)(d)                               1,553,391
                                                                                                            ---------------
                                                                                                                  8,348,916

Electric Utilities - 1.2%         3,000,000   Avista Capital Trust III, 6.50% due 4/01/2034 (c)                   3,033,873

                                              Total Investments in Capital Trusts
                                              (Cost - $16,253,613) - 6.5%                                        16,721,834


                                Shares Held   Preferred Stocks
Capital Markets - 1.6%               40,000   Lehman Brothers Holdings, Inc., 6.50%                               1,052,000
                                    120,000   Lehman Brothers Holdings, Inc. Series G, 3% (c)                     3,037,500
                                                                                                            ---------------
                                                                                                                  4,089,500

Commercial Banks - 3.1%              60,000   Banco Santander Central Hispano SA, 6.41%                           1,507,740
                                      9,662   First Republic Bank, 6.25%                                            242,456
                                      1,674   First Tennessee Bank NA, 3.90% (a)                                  1,674,523
                                     80,000   HSBC USA, Inc., 3.50%                                               2,000,000
                                     20,000   Royal Bank of Scotland Group Plc Series L, 5.75%                      476,400
                                      2,000   SG Preferred Capital II, 6.302%                                     2,110,000
                                                                                                            ---------------
                                                                                                                  8,011,119

Consumer Finance - 1.6%             162,001   MBNA Corp. Series B, 5.50%                                          4,212,026

Electric Utilities - 2.7%            11,109   Connecticut Light & Power, 5.28%                                      527,677
                                     11,394   Delmarva Power & Light, 4.20%                                         926,831
                                     11,250   Delmarva Power & Light, 4.28%                                         932,696
                                     60,000   Duquesne Light Co., 6.50%                                           3,235,800
                                     40,000   Interstate Power & Light Co. Series B, 8.375%                       1,360,000
                                                                                                            ---------------
                                                                                                                  6,983,004

Food Products - 3.1%                  5,000   General Mills, Inc., 4.50%                                          4,830,000
                                         30   HJ Heinz Finance Co., 6.226% (a)                                    3,166,875
                                                                                                            ---------------
                                                                                                                  7,996,875

Gas Utilities - 0.8%                 75,000   Southern Union Co., 7.55%                                           2,003,250

Insurance - 5.3%                    120,000   ACE Ltd. Series C, 7.80%                                            3,122,400
                                     50,000   Genworth Financial, Inc. Series A, 5.25%                            2,595,315
                                    120,000   Prudential Plc, 6.75%                                               3,052,800
                                     60,000   RenaissanceRe Holdings Ltd. Series C, 6.08%                         1,416,000
                                      3,200   Zurich RegCaPS Funding Trust, 6.58% (a)                             3,328,000
                                                                                                            ---------------
                                                                                                                 13,514,515

Multi-Utilities &                    12,400   Public Service Electric & Gas Series E, 5.28%                       1,109,800
Unregulated Power - 0.4%

Oil & Gas - 0.8%                     19,500   Apache Corp. Series B, 5.68%                                        2,007,281

Real Estate - 0.5%                   52,000   Alexandria Real Estate Equities, Inc. Series C, 8.375%              1,352,000

Thrifts & Mortgage Finance - 4.8%    45,000   Fannie Mae, 7%                                                      2,489,062
                                     25,000   Fannie Mae Series I, 5.375%                                         1,116,250
                                     59,350   Fannie Mae Series L, 5.125%                                         2,479,049
                                    150,000   Freddie Mac, 3.93%                                                  6,375,000
                                                                                                            ---------------
                                                                                                                 12,459,361

                                              Total Investments in Preferred Stocks
                                              (Cost - $62,311,212) - 24.7%                                       63,738,731


Capital and Income Strategies Fund, Inc.

Schedule of Investments as of March 31, 2005 (concluded)

Industry+                       Face Amount   Trust Preferreds                                                     Value
Commercial Banks - 1.3%        $  3,000,000   ABN AMRO North America Capital Funding Trust I, 6.968%
                                              due 9/15/2010 (c)                                             $     3,214,687

Gas Utilities - 1.2%              3,000,000   Southwest Gas Capital II, 7.70% due 9/15/2043                       3,176,427

                                              Total Investments in Trust Preferreds
                                              (Cost - $6,242,818) - 2.5%                                          6,391,114

                                              Total Investments in Preferred Securities
                                              (Cost - $84,807,643) - 33.7%                                       86,851,679


                                              Fixed Income Securities
Automobiles - 0.5%                1,200,000   Hyundai Motor Manufacturing Alabama LLC, 5.30%
                                              due 12/19/2008                                                      1,201,320

Beverages - 0.1%                    250,000   Coca-Cola Femsa SA de CV, 8.95% due 11/01/2006                        266,563

Commercial Banks - 3.6%           1,000,000   Banco Nacional de Desenvolvimento Economico e Social, 11.25%
                                              due 9/20/2005                                                       1,023,800
                                    450,000   Bancomext Trust Division, 11.25% due 5/30/2006                        485,460
                                    700,000   Bangko Sentral ng Pilipinas, 9% due 11/14/2005                        754,250
                                  1,350,000   Bangkok Bank Public Co. Ltd. (Hong Kong), 8.75%
                                              due 3/15/2007                                                       1,449,923
                                    700,000   The Export-Import Bank of Korea, 4.25% due 11/27/2007                 692,270
                                    550,000   ICICI Bank Ltd., 4.75% due 10/22/2008                                 541,336
                                    572,000   Industrial Bank of Korea, 3.50% due 9/26/2005                         571,207
                                              Korea Development Bank:
                                    465,000         7.25% due 5/15/2006                                             481,000
                                    575,000         5.25% due 11/16/2006                                            583,733
                                  1,080,000   MDM Bank, 10.75% due 12/16/2005                                     1,123,200
                                  1,070,000   Sberbank, 3.86% due 10/24/2006                                      1,080,914
                                    465,000   Siam Commercial Bank Public Co. of Singapore, 7.50%
                                              due 3/15/2006                                                         477,341
                                                                                                            ---------------
                                                                                                                  9,264,434

Diversified Financial               750,000   Aries Vermoegensverwaltungs GmbH, 9.60%
Services - 1.9%                               due 10/25/2014 (a)                                                    901,875
                                    560,000   Morgan Stanley (Gazprom), 9.625% due 3/01/2013                        638,848
                                  1,075,000   Open Joint Stock Co. Vimpel-Communication, 10.45%
                                              due 4/26/2005                                                       1,078,344
                                  2,045,000   Salomon Brothers AG for OAO Gazprom, 9.125%
                                              due 4/25/2007                                                       2,187,332
                                                                                                            ---------------
                                                                                                                  4,806,399

Diversified Telecommunication       175,000   Excelcomindo Finance Company BV, 8% due 1/27/2009                     175,875
Services - 1.1%                   1,410,000   Philippine Long Distance Telephone, 9.25%
                                              due 6/30/2006                                                       1,487,550
                                    500,000   Telefonica de Argentina SA, 9.875% due 7/01/2006                      520,000
                                    300,000   Telefonos de Mexico SA de CV, 8.25% due 1/26/2006                     309,900
                                    430,000   Telekom Malaysia Berhad, 7.125% due 8/01/2005                         436,771
                                                                                                            ---------------
                                                                                                                  2,930,096

Electric Utilities - 0.5%         1,000,000   Centrais Eletricas Brasileiras SA (Eletrobras), 12%
                                              due 6/09/2005                                                       1,006,300
                                    250,000   Electricidad de Caracas Finance BV, 10.25%
                                              due 10/15/2014 (a)                                                    255,625
                                                                                                            ---------------
                                                                                                                  1,261,925

Food Products - 0.0%                100,000   Cosan SA Industria e Comercio, 9% due 11/01/2009 (a)                   96,500

Foreign Government                  580,000   Argentina Government International Bond, 3.01%
Obligations - 16.2%                           due 8/03/2012                                                         487,780
                                              Brazilian Government International Bond:
                                    500,000         9.625% due 7/15/2005                                            507,500
                                    140,000         10.25% due 1/11/2006                                            145,880
                                  1,170,000         10% due 1/16/2007                                             1,257,750
                                  3,015,000         11.50% due 3/12/2008                                          3,396,398
                                    725,000         14.50% due 10/15/2009                                           910,600
                                    290,000         10% due 8/07/2011                                               313,200
                                    639,711         3.125% due 4/15/2012                                            600,561
                                    585,000         10.125% due 5/15/2027                                           614,250
                                    200,000         8.25% due 1/20/2034                                             177,600
                                    260,000   Bulgaria Government International Bond, 8.25%
                                              due 1/15/2015                                                         316,160
                                    230,000   Chile Government International Bond, 6.875%
                                              due 4/28/2009                                                         247,411
                                              Colombia Government International Bond:
                                    740,000         10.50% due 6/13/2006                                            788,840
                                  1,420,000         8.625% due 4/01/2008                                          1,505,200
                                    290,000         9.75% due 4/23/2009                                             316,535
                                    280,000         10% due 1/23/2012                                               302,400
                                    360,000   Ecuador Government International Bond, 12%
                                              due 11/15/2012                                                        359,100
                                    965,000   Indonesia Government International Bond, 7.75%
                                              due 8/01/2006                                                         998,775
                                    180,000   Malaysia Government International Bond, 8.75%
                                              due 6/01/2009                                                         206,436
                                              Mexico Government International Bond:
                                  1,170,000         9.875% due 1/15/2007                                          1,276,470
                                    140,000         8.625% due 3/12/2008                                            154,070
                                    870,000         2.753% due 1/13/2009 (c)                                        879,135
                                    435,000         9.875% due 2/01/2010                                            517,650
                                    500,000         8.375% due 1/14/2011                                            569,000
                                    360,000         6.375% due 1/16/2013                                            373,500
                                    200,000         5.875% due 1/15/2014                                            198,500
                                    390,000         8.30% due 8/15/2031                                             446,550
                                    100,000         7.50% due 4/08/2033                                             106,000
                                              Panama Government International Bond:
                                    975,000         8.25% due 4/22/2008                                           1,038,375
                                    435,000         8.875% due 9/30/2027                                            467,625
                                              Peru Government International Bond:
                                  1,090,000         9.125% due 1/15/2008                                          1,188,100
                                    240,000         9.125% due 2/21/2012                                            270,000
                                    138,600         4.50% due 3/07/2017                                             126,819
                                              Philippine Government International Bond:
                                  1,000,000         4.129%* due 10/03/2005                                          975,500
                                    250,000         5.625% due 11/19/2006                                           254,083
                                    720,000         8.875% due 4/15/2008                                            770,400
                                    435,000         9.875% due 3/16/2010                                            479,588
                                    175,000         9.875% due 1/15/2019                                            182,875
                                     65,000         10.625% due 3/16/2025                                            69,550
                                    250,000         9.50% due 2/02/2030                                             244,375
                                              Russia Government International Bond:
                                  1,000,000         8.75% due 7/24/2005                                           1,015,100
                                    875,000         10% due 6/26/2007                                               962,325
                                  1,320,000         10% due 6/26/2007 (Regulation S)                              1,451,736
                                    775,000         11% due 7/24/2018 (Regulation S)                              1,071,128
                                    580,000         5% due 3/31/2030                                                594,210
                                    225,000   South Africa Government International Bond, 7.375% due
                                              4/25/2012                                                             247,500
                                              Turkey Government International Bond:
                                    650,000         11.375% due 11/27/2006                                          715,000
                                  1,080,000         10% due 9/19/2007                                             1,188,864
                                  1,000,000         10% due 9/19/2007 (a)                                         1,100,000
                                    580,000         11.50% due 1/23/2012                                            705,425
                                    250,000         11% due 1/14/2013                                               302,500
                                    500,000         7.375% due 2/05/2025                                            470,000
                                    340,000         8% due 2/14/2034                                                333,625
                                              Ukraine Government International Bond:
                                  1,586,721         11% due 3/15/2007                                             1,702,552
                                    200,000         6.875% due 3/04/2011                                            204,640
                                    250,000         7.65% due 6/11/2013 (a)                                         267,500
                                    310,000         7.65% due 6/11/2013 (Regulation S) (a)                          331,700
                                    264,000   Uruguay Government International Bond, 7.875%
                                              due 1/15/2033 (f)                                                     227,700
                                              Venezuela Government International Bond:
                                  2,480,000         9.125% due 6/18/2007                                          2,641,200
                                  1,071,380         3.625% due 12/18/2007                                         1,066,023
                                    725,000         10.75% due 9/19/2013                                            806,563
                                    175,000         8.50% due 10/08/2014                                            172,375
                                    275,000         9.25% due 9/15/2027                                             273,075
                                                                                                            ---------------
                                                                                                                 41,891,282

Gas Utilities - 0.2%                500,000   Gazprom International SA, 7.201% due 2/01/2020 (a)                    510,000

Media - 0.1%                        250,000   Grupo Televisa SA, 8.625% due 8/08/2005                               253,750

Metals & Mining - 0.1%              320,000   Companhia Siderurgica Pa, 7.25% due 11/07/2006                        324,800

Oil & Gas - 0.4%                    610,000   Petrobras Energia SA, 9% due 1/30/2007                                638,975
                                    325,000   Petroliam Nasional Berhad, 7.75% due 8/15/2015                        382,046
                                                                                                            ---------------
                                                                                                                  1,021,021

Paper & Forest Products - 0.1%      250,000   SINO-FOREST Corp., 9.125% due 8/17/2011 (a)                           265,313

Road & Rail - 0.1%                  294,000   MTR Corp., 7.25% due 10/01/2005                                       299,196

Wireless Telecommunication          750,000   Cellco Finance NV, 12.75% due 8/01/2005                               765,000
Services - 0.9%                   1,425,000   Total Access Communication Public Co. Ltd., 8.375%
                                              due 11/04/2006                                                      1,502,967
                                                                                                            ---------------
                                                                                                                  2,267,967

                                              Total Investments in Fixed Income Securities
                                              (Cost - $66,038,642) - 25.8%                                       66,660,566


                                Shares Held   Common Stocks
Aerospace & Defense - 4.4%           18,600   Boeing Co.                                                          1,087,356
                                     99,100   Honeywell International, Inc.                                       3,687,511
                                     35,400   Lockheed Martin Corp.                                               2,161,524
                                    111,900   Raytheon Co.                                                        4,330,530
                                                                                                            ---------------
                                                                                                                 11,266,921

Beverages - 0.9%                    113,500   Coca-Cola Enterprises, Inc.                                         2,329,020

Capital Markets - 4.7%               94,600   The Bank of New York Co., Inc.                                      2,748,130
                                     22,300   Goldman Sachs Group, Inc.                                           2,452,777
                                     77,600   Mellon Financial Corp.                                              2,214,704
                                     85,000   Morgan Stanley                                                      4,866,250
                                                                                                            ---------------
                                                                                                                 12,281,861

Chemicals - 1.7%                     83,700   E.I. Du Pont de Nemours & Co.                                       4,288,788

Commercial Banks - 5.1%              91,600   Bank of America Corp.                                               4,039,560
                                     48,900   Wachovia Corp.                                                      2,489,499
                                    110,900   Wells Fargo & Co.                                                   6,631,820
                                                                                                            ---------------
                                                                                                                 13,160,879

Communications Equipment - 1.2%     144,700   3Com Corp. (b)                                                        515,132
                                    127,200   Motorola, Inc.                                                      1,904,184
                                     53,400   Nokia Oyj (g)                                                         823,962
                                                                                                            ---------------
                                                                                                                  3,243,278

Computers & Peripherals - 3.5%      168,300   Hewlett-Packard Co.                                                 3,692,502
                                     38,700   International Business Machines Corp.                               3,536,406
                                    467,100   Sun Microsystems, Inc. (b)                                          1,887,084
                                                                                                            ---------------
                                                                                                                  9,115,992

Diversified Financial                91,390   Citigroup, Inc.                                                     4,107,067
Services - 4.0%                     183,372   JPMorgan Chase & Co.                                                6,344,671
                                                                                                            ---------------
                                                                                                                 10,451,738

Diversified Telecommunication       119,400   BCE, Inc.                                                           2,983,806
Services - 5.4%                      84,600   BellSouth Corp.                                                     2,224,134
                                    184,400   SBC Communications, Inc.                                            4,368,436
                                    123,500   Verizon Communications, Inc.                                        4,384,250
                                                                                                            ---------------
                                                                                                                 13,960,626

Electric Utilities - 3.5%            55,900   Consolidated Edison, Inc.                                           2,357,862
                                     72,000   FPL Group, Inc.                                                     2,890,800
                                    119,600   The Southern Co.                                                    3,806,868
                                                                                                            ---------------
                                                                                                                  9,055,530

Electronic Equipment &               88,800   Agilent Technologies, Inc. (b)                                      1,971,360
Instruments - 0.8%

Energy Equipment & Services - 4.8%   47,600   BJ Services Co.                                                     2,469,488
                                     70,000   Diamond Offshore Drilling                                           3,493,000
                                     59,200   Halliburton Co.                                                     2,560,400
                                    104,200   GlobalSantaFe Corp.                                                 3,859,568
                                                                                                            ---------------
                                                                                                                 12,382,456

Food Products - 4.3%                 56,400   General Mills, Inc.                                                 2,772,060
                                     82,500   Kraft Foods, Inc.                                                   2,726,625
                                    102,000   Sara Lee Corp.                                                      2,260,320
                                     47,800   Unilever NV (NY Registered Shares) (g)                              3,270,476
                                                                                                            ---------------
                                                                                                                 11,029,481

Health Care Equipment &              72,900   Baxter International, Inc.                                          2,477,142
Supplies - 1.0%

Hotels, Restaurants &                97,000   McDonald's Corp.                                                    3,020,580
Leisure - 1.2%

Household Durables - 1.2%           108,600   Koninklijke Philips Electronics NV                                  2,988,672

Household Products - 1.8%            72,400   Kimberly-Clark Corp.                                                4,758,852

IT Services - 0.8%                   46,500   Electronic Data Systems Corp.                                         961,155
                                    145,900   Unisys Corp. (b)                                                    1,030,054
                                                                                                            ---------------
                                                                                                                  1,991,209

Industrial Conglomerates - 2.3%     122,100   General Electric Co.                                                4,402,926
                                     43,900   Tyco International Ltd.                                             1,483,820
                                                                                                            ---------------
                                                                                                                  5,886,746

Insurance - 5.0%                     28,700   The Allstate Corp.                                                  1,551,522
                                     65,200   American International Group, Inc.                                  3,612,732
                                     87,700   Genworth Financial, Inc. Class A                                    2,413,504
                                     26,000   Hartford Financial Services Group, Inc.                             1,782,560
                                     98,900   The St. Paul Travelers Cos., Inc.                                   3,632,597
                                                                                                            ---------------
                                                                                                                 12,992,915

Machinery - 0.4%                     25,300   Dover Corp.                                                           956,087

Media - 7.4%                        118,300   Comcast Corp. Special Class A (b)                                   3,951,220
                                    173,500   Interpublic Group of Cos., Inc. (b)                                 2,130,580
                                    252,300   Liberty Media Corp. Class A (b)                                     2,616,351
                                    223,100   Time Warner, Inc. (b)                                               3,915,405
                                      7,800   Tribune Co.                                                           310,986
                                    100,200   Viacom, Inc. Class B                                                3,489,966
                                     97,000   Walt Disney Co.                                                     2,786,810
                                                                                                            ---------------
                                                                                                                 19,201,318

Metals & Mining - 1.3%              108,600   Alcoa, Inc.                                                         3,300,354

Multi-Utilities &                    97,300   Energy East Corp.                                                   2,551,206
Unregulated Power - 2.0%             35,900   Dominion Resources, Inc.                                            2,672,037
                                                                                                            ---------------
                                                                                                                  5,223,243

Oil & Gas - 6.2%                     33,600   Anadarko Petroleum Corp.                                            2,556,960
                                    174,400   Exxon Mobil Corp.                                                  10,394,240
                                     53,300   Royal Dutch Petroleum Co. (g)                                       3,200,132
                                                                                                            ---------------
                                                                                                                 16,151,332

Paper & Forest Products - 1.6%      112,300   International Paper Co.                                             4,131,517

Personal Products - 1.0%             50,700   The Gillette Co.                                                    2,559,336

Pharmaceuticals - 3.3%               31,500   Abbott Laboratories                                                 1,468,530
                                     58,700   GlaxoSmithKline Plc (g)                                             2,695,504
                                     66,900   Pfizer, Inc.                                                        1,757,463
                                    138,700   Schering-Plough Corp.                                               2,517,405
                                                                                                            ---------------
                                                                                                                  8,438,902

Semiconductors & Semiconductor       71,100   Applied Materials, Inc.                                             1,155,375
Equipment - 1.7%                     40,800   Fairchild Semiconductor International, Inc. (b)                       625,464
                                    225,700   LSI Logic Corp. (b)                                                 1,261,663
                                     30,800   National Semiconductor Corp.                                          634,788
                                     22,800   Novellus Systems, Inc. (b)                                            609,444
                                                                                                            ---------------
                                                                                                                  4,286,734

Specialty Retail - 0.9%             109,600   The Gap, Inc.                                                       2,393,664

                                              Total Investments in Common Stocks
                                              (Cost - $205,150,070) - 83.4%                                     215,296,533


                                 Beneficial
                                   Interest   Short-Term Securities
                               $  3,635,396   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (e)         3,635,396

                                              Total Investments in Short-Term Securities
                                              (Cost - $3,635,396) - 1.4%                                          3,635,396

                                              Total Investments (Cost - $359,631,751) - 144.3%                  372,444,174


Options Written


                                  Number of
                                  Contracts   Call Options Written
                                     30,000   American International Group, Inc., expiring May 2005 at
                                              $70, Broker Morgan Stanley & Co., Inc.                                (3,000)

                                              Total Options Written
                                              (Premiums Received - $42,404) - 0.0%                                  (3,000)

Total Investments, Net of Options Written (Cost - $359,589,347**) - 144.3%                                      372,441,174
Liabilities in Excess of Other Assets - (44.3%)                                                               (114,251,254)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $   258,189,920
                                                                                                            ===============

  + For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

 ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $   359,635,186
                                                    ===============
    Gross unrealized appreciation                   $    20,348,292
    Gross unrealized depreciation                       (7,542,304)
                                                    ---------------
    Net unrealized appreciation                     $    12,805,988
                                                    ===============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Non-income producing security.

(c) Floating rate note.

(d) The security is a perpetual bond and has no definite maturity date.

(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                      Net          Interest
    Affiliate                                       Activity        Income

    Merrill Lynch Liquidity Series, LLC Cash
    Sweep Series I                               $   2,075,673    $  25,230


(f) Represents a pay-in-kind security.

(g) Depositary Receipts.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Capital and Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Capital and Income Strategies Fund, Inc.


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Capital and Income Strategies Fund, Inc.


Date: May 23, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Capital and Income Strategies Fund, Inc.


Date: May 23, 2005